Deposits Payable	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
DEPOSITS PAYABLE
12.	DEPOSITS PAYABLE

Deposits payable are security deposit required from customers in order to obtain loans and guarantees from the Company. The deposits are refundable to the customers when the customers fulfill their obligations under loan and guarantee contracts.